PPP loan	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Debt Disclosure [Abstract]
PPP loan
10.	PPP loan
During FY 2021, in response to the increased economic uncertainties that the impact of the COVID-19 pandemic
may have on our business, results of operations, liquidity or capital resources, the Company has taken measures to ensure that we can continue the continuity of our business operations through the use of funding measures which included the Paycheck Protection Program (PPP) loan from the US Small Business Administration pursuant to the provision of the CARES Act. The purpose of the loan was for small businesses to keep their workforces employed through the pandemic. The company received loan funds of $5,580 on April 21, 2020. The loan bears interest at 1% and is payable in monthly installments beginning on September 15, 2021. As of July 31, 2021 and January 31, 2021, the Company has an interest accrual of $72 and $44 related to the PPP loan. At this time, the Company has repaid the loan on August 26, 2021, see Note 12, Subsequent Events, for additional information.
In addition to seeking and receiving the PPP loan under the Act, the Company has also elected to defer the Company portion of payroll taxes under the Act. Amounts deferred from March 1, 2020 through to the end of 2020 will become due 50% on December 31, 2021 with the remaining 50% due on December 31, 2022. The balance of the payroll tax deferral is $1,379 as of July 31, 2021 and is included in Other current and Long-Term Liabilities on the balance sheet.

12.	PPP loan
During FY 2021, in response to the increased economic uncertainties that the impact of the
COVID-19
pandemic may have on our business, results of operations, liquidity or capital resources, we have taken measures to ensure that we can continue the continuity of our business operations through the use of funding measures which included the Paycheck Protection Program (PPP) loan from the US Small Business Administration pursuant to the provision of the CARES Act. The purpose of the loan was for small businesses to keep their workforces employed through the pandemic. The company received loan funds of $5,580 on April 21, 2020. At this time, the Company has not made a decision as to whether to repay the loan prior to its conversion into an amortizing term loan on August 15, 2021, whether to repay it in the ordinary course over its current amortization period ending April 15, 2022 or whether to seek forgiveness of the loan under the rules established by the SBA. While the Company has not made final determination, the Company has the current intent to pay based on amortizing loan terms. The loan bears interest at 1% and is payable in monthly installments beginning on September 15, 2021. As of January 31, 2021, the Company has an interest accrual of $44 related to the PPP loan.
In addition to seeking and receiving the PPP loan under the Act, the Company has also elected to defer the Company portion of payroll taxes under the Act. Amounts deferred from March 1, 2020 through to the end of 2020 will become due 50% on December 31, 2021 with the remaining 50% due on December 31, 2022. The balance of the payroll tax deferral is $1,379 as of January 31, 2021 and is included in Other current and Long-Term Liabilities on the balance sheet.